Schedule of Condensed Combined Income Statement (Details) (USD $)	3 Months Ended	12 Months Ended												147 Months Ended
	Dec. 31, 2000	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2012
Revenue		$ 146,619	$ 84,145	$ 2,718										$ 239,633
Advertising and promotion		89,126	149,372	8,610										244,926
Amortization		42,918	26,284	320										69,498
Consulting fees		94,880	277,825	74,136										458,362
Filing and stock transfer fees		11,730	13,997	838										42,745
Foreign exchange		17,380	(8,252)	(62,198)										(314,647)
Interest and bank charges		210,352	56,147	19,669										480,543
Management fees		256,962	242,326	104,056										793,566
Office and administrative		428,285	527,438	66,664										995,014
Professional fees		159,262	98,617	123,878										669,451
Rent		203,931	178,706	0										421,524
Salaries, wages and benefits		1,675,220	1,135,857	445,834										3,250,398
Software development costs		0	442,579	179,222										638,660
Travel		124,285	102,744	19,490										288,102
Total Expenses		3,279,571	3,260,144	1,104,915										8,882,050
Net loss for the year	(7,310)	(3,132,952)	(3,175,999)	(1,102,197)	(351,291)	(104,412)	(74,191)	(67,488)	(49,562)	(72,049)	(271,508)	(24,972)	(54,811)	(8,642,417)
Qwick Media Inc. [Member]
Revenue				0
Advertising and promotion				0
Amortization				0
Consulting fees				0
Filing and stock transfer fees				838
Foreign exchange				0
Interest and bank charges				19,097
Management fees				78,903
Office and administrative				13,452
Professional fees				75,726
Salaries, wages and benefits				0
Software development costs				0
Travel				0
Total Expenses				188,016
Net loss for the year				(188,016)
Qeyos Ad Systems Inc. [Member]
Revenue				2,718
Advertising and promotion				8,610
Amortization				320
Consulting fees				74,136
Foreign exchange				71,045
Interest and bank charges				572
Management fees				25,153
Office and administrative				53,212
Professional fees				48,152
Salaries, wages and benefits				445,834
Software development costs				179,222
Travel				19,490
Total Expenses				925,746
Net loss for the year				(923,028)
Intercompany Adjusments [Member]
Revenue				0
Advertising and promotion				0
Amortization				0
Consulting fees				0
Filing and stock transfer fees				0
Foreign exchange				(8,847)
Interest and bank charges				0
Management fees				0
Office and administrative				0
Professional fees				0
Salaries, wages and benefits				0
Software development costs				0
Travel				0
Total Expenses				(8,847)
Net loss for the year				8,847
Combined [Member]
Revenue				2,718
Advertising and promotion				8,610
Amortization				320
Consulting fees				74,136
Filing and stock transfer fees				838
Foreign exchange				62,198
Interest and bank charges				19,669
Management fees				104,056
Office and administrative				66,664
Professional fees				123,878
Salaries, wages and benefits				445,834
Software development costs				179,222
Travel				19,490
Total Expenses				1,104,915
Net loss for the year				$ (1,102,197)